Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information and Statement of IFRS Compliance [Abstract]
Schedule of changes due to application of IAS 29	This change in the presentation policy was in order to provide uniformity of disclosure for the same concept and only required a reclassification of the constituent elements of the equity and does not affect total shareholders equity.

	January 01, 2018			December 31, 2018			December 31, 2019
	(Previously stated)	Increase / (Decrease)	(Revised)	(Previously stated)	Increase / (Decrease)	(Revised)	(Previously stated)	Increase / (Decrease)	(Revised)
Retained Earnings	294,150	(187,941)	106,209	237,188	(187,941)	49,247	206,669	(187,941)	18,728
Cumulative Translation Adjustment	(552,604)	187,941	(364,663)	(666,037)	187,941	(478,096)	(680,315)	187,941	(492,374)
Subtotal attributable to equity holders of the parent	861,821	—	861,821	1,063,636	—	1,063,636	988,269	—	988,269

Schedule of changes in presentation of finance income and expenses

	December 31, 2019			December 31, 2018
	(Previously stated)	Increase / (Decrease)	(Revised)	(Previously stated)	Increase / (Decrease)	(Revised)
- Interest income	7,319	(929)	6,390	7,915	(187)	7,728
Finance income	9,908	(929)	8,979	8,581	(187)	8,394
- Interest expense	(60,134)	3,666	(56,468)	(51,577)	4,311	(47,266)
- Cash flow hedge - transfer from equity	(15,594)	(9,890)	(25,484)	(26,693)	(11,393)	(38,086)
- Foreign exchange losses, net	(108,458)	82,679	(25,779)	(183,195)	114,408	(68,787)
Finance costs	(202,566)	76,455	(126,111)	(271,263)	107,326	(163,937)
Other financial result - Net gain of inflation effects on the monetary items	92,437	(75,526)	16,911	81,928	(107,139)	(25,211)
Total financial results, net	(100,221)	—	(100,221)	(180,754)	—	(180,754)

Schedule of quantitative information about right-of-use assets	Right of use assets
    Changes in the Group’s right of use assets in 2020 were as follows:

	Agricultural partnerships (*)	Others	Total

At January 1, 2019
Adoption of IFRS 16	194,763	10,174	204,937
Exchange differences	1,582	(14,364)	(12,782)
Additions and re-measurements	60,770	30,296	91,066
Depreciation	(37,278)	(7,890)	(45,168)
Closing net book amount	219,837	18,216	238,053

At December 31, 2020
Opening net book amount	219,837	18,216	238,053
Exchange differences	(47,186)	(3,969)	(51,155)
Additions and re-measurements	53,149	10,467	63,616
Depreciation	(33,530)	(7,290)	(40,820)
Closing net book amount	192,270	17,424	209,694

    (*) Agricultural partnership has an average of 6 years duration.

Depreciation charges are included in “Cost of production of Biological Assets”, “Cost of production of manufactures products”, “General and administrative expenses”, “Selling expenses” and capitalized in “Property, plant and equipment” for the year ended December 31, 2020.
The total of the right-of-use assets are included under such type in the Statement of Financial Position:

	Right of use	Lease liabilities
Closing balance as of December 31, 2018	—	—
Initial recognition	204,937	(204,937)
Reclassifications from Trade and other receivables, net	—	26,794
Opening balance as of January 1, 2019	204,937	(178,143)